INVENTORIES	12 Months Ended
Dec. 31, 2018
INVENTORIES
INVENTORIES

9.INVENTORIES

	2018	2017
Customer equipment	$72,865	$73,124
Network materials	13,703	16,466
	$86,568	$89,590

Cost of inventories included in purchase of goods and services amounted to $283.7 million in 2018 ($278.0 million in 2017 and $258.7 million in 2016). Write‑downs of inventories totalling $2.1 million were recognized in purchase of goods and services in 2018 ($4.8 million in 2017 and $3.0 million in 2016).